TAXES ON INCOME (Schedule of Taxes on Income Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes:
Current taxes	$ (204)	$ 115	$ (194)
Deferred taxes			(1,021)
Total	$ (204)	$ 115	$ (1,215)